Leases - Schedule of Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Carrying amount	¥ 14,026		¥ 17,030
Arising from business combination			5,018
Additions	4,025		4,516
Depreciation charge	(6,136)		(8,160)	¥ (9,219)
Disposals	(3,950)		(4,378)
Carrying amount	4,804	$ 658	14,026	17,030
At December 31, 2023
Carrying amount	4,804		14,026	17,030
Year ended December 31, 2024
Disposal of subsidiaries	(3,161)
Office building
Leases
Carrying amount	12,231		12,558
Arising from business combination			5,018
Additions	0		3,725
Depreciation charge	(4,870)		(5,532)	(4,386)
Disposals	(3,950)		(3,538)
Carrying amount	250		12,231	12,558
At December 31, 2023
Carrying amount	250		12,231	12,558
Year ended December 31, 2024
Disposal of subsidiaries	(3,161)
Charging Stations
Leases
Carrying amount	1,795		4,472
Arising from business combination			0
Additions	4,025		791
Depreciation charge	(1,266)		(2,628)	(4,833)
Disposals	0		(840)
Carrying amount	4,554		1,795	4,472
At December 31, 2023
Carrying amount	4,554		1,795	¥ 4,472
Year ended December 31, 2024
Disposal of subsidiaries	0
Gross carrying amount [member]
At December 31, 2023
Cost	24,172		45,700
Gross carrying amount [member] | Office building
At December 31, 2023
Cost	9,368		34,921
Gross carrying amount [member] | Charging Stations
At December 31, 2023
Cost	14,804		10,779
Accumulated depreciation and amortisation [member]
At December 31, 2023
Accumulated depreciation	(19,368)		(31,674)
Accumulated depreciation and amortisation [member] | Office building
At December 31, 2023
Accumulated depreciation	(9,118)		(22,690)
Accumulated depreciation and amortisation [member] | Charging Stations
At December 31, 2023
Accumulated depreciation	¥ (10,250)		¥ (8,984)